Investment in Unconsolidated Entities - Schedule of Unaudited Condensed Financial Statements for the Investment in Unconsolidated Equity (Details) - MVP Joint Venture - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Balance Sheets
Current assets	$ 349,620		$ 330,271	$ 53,959
Noncurrent assets	906,626		747,728	361,820
Total assets	1,256,246		1,077,999	415,779
Current liabilities	55,305		65,811	10,149
Equity	1,200,941		1,012,188	405,630
Total liabilities and equity	1,256,246		1,077,999	415,779
Condensed Statements of Consolidated Operations
AFUDC - equity	13,182	$ 7,153	32,054	16,315	$ 3,576
Net interest income	6,183	2,247	16,674	5,206	1,143
Net income	$ 19,365	$ 9,400	$ 48,728	$ 21,521	$ 4,719